DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)		4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 22, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Sep. 30, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum			1	1
Purchase price, per unit | $ / shares			$ 10.00	$ 10.00
Proceeds from issuance initial public offering				$ 250,000,000
Proceeds from sale of Private Placement Warrants		$ 7,400,000
Payments for investment of cash in Trust Account		250,000,000
Transaction Costs	$ 14,161,525
Underwriting fees	5,000,000
Deferred underwriting fee payable	8,750,000	$ 8,750,000	$ 8,750,000	$ 8,750,000
Other offering costs	$ 411,525
Condition for future business combination use of proceeds percentage			80	80
Condition For Future Business Combination Threshold Percentage Ownership			50	50
Condition For Future Business Combination Threshold Net Tangible Assets			$ 5,000,001	$ 5,000,001
Redemption limit percentage without prior consent			15	15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)			100.00%	100.00%
Redemption period upon closure	10 days			10 days
Working capital			$ 1,413,168	$ (1,068,437)
Operating bank accounts				200,884
Maximum allowed dissolution expenses	$ 100,000			$ 100,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares			4,933,333	4,933,333
Price of warrant | $ / shares			$ 1.50
Proceeds from sale of Private Placement Warrants			$ 7,400,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	25,000,000
Purchase price, per unit | $ / shares	$ 10.00
Proceeds from issuance initial public offering	$ 250,000,000
Payments for investment of cash in Trust Account	$ 250,000,000
Private Placement.
Subsidiary, Sale of Stock [Line Items]
Price of warrant | $ / shares	$ 11.50
Private Placement. | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares	4,933,333
Price of warrant | $ / shares	$ 1.50
Proceeds from sale of Private Placement Warrants	$ 7,400,000
Public Shares
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit | $ / shares			$ 10.00
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	3,000,000
Purchase price, per unit | $ / shares	$ 10.00